Business Combinations, Disposals and Other Changes in the Group - Additional Information (Details) € in Millions, £ in Millions													12 Months Ended
	Aug. 01, 2017 GBP (£)	Jul. 25, 2017 GBP (£) shares	Jul. 25, 2017 GBP (£) $ / shares shares	May 05, 2017 GBP (£)	Apr. 05, 2017 GBP (£)	Jan. 04, 2017 GBP (£)	Apr. 20, 2016 GBP (£)	Feb. 05, 2016 GBP (£)	Dec. 30, 2015 GBP (£)	Nov. 17, 2015 GBP (£)	Oct. 16, 2015	Sep. 30, 2015 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Jan. 10, 2019 GBP (£)	Nov. 22, 2018 GBP (£)	Sep. 26, 2018 GBP (£)	Sep. 30, 2015 EUR (€)
Disclosure Of Business Combinations [Line Items]
Goodwill													£ 46,163	£ 44,147
Consideration paid for additional interest acquired													11		£ 70
AYR Limited [Member]
Disclosure Of Business Combinations [Line Items]
Acquisition of minority stake																	£ 8
Reynolds American Inc.
Disclosure Of Business Combinations [Line Items]
Date of acquisition		Jul. 25, 2017
Percentage of equity interest proposed to acquire		57.80%
Consideration paid		£ 41,800
Cash Consideration Paid | $ / shares			$ 29.44
Share Consideration Received | shares		0.5260	0.5260
Fair value of consideration		£ 41,770	$ 41,770
Fair Value of non-cash consideration paid to RAI shareholders		22,828
Non-cash consideration paid to RAI shareholders		£ 22,773
Acquisition percentage		100.00%	100.00%
Value attributable to BAT shareholding		£ 30,145	$ 30,145
Total		71,915	71,915
Goodwill		34,280	34,280										35,117	33,062
Intangible assets		£ 75,482	$ 75,482
Quantus Beteiligungsund Mb H
Disclosure Of Business Combinations [Line Items]
Fair value of consideration																		£ 21
Goodwill																		11
Intangible assets																		£ 13
Star Way Limited
Disclosure Of Business Combinations [Line Items]
Fair value of consideration																			£ 6
Acquisition percentage																			44.00%
Goodwill																			£ 3
Fabrika Duhana Sarajevo d.d
Disclosure Of Business Combinations [Line Items]
Date of acquisition	Aug. 01, 2017
Fair value of consideration	£ 39
Intangible assets	39
Goodwill	£ 2
Bulgartabac Holding AD
Disclosure Of Business Combinations [Line Items]
Date of acquisition				May 05, 2017
Fair value of consideration				£ 110
Intangible assets				95									117
Goodwill				22									0
Contingent consideration payable				£ 28									14
Must Have Limited
Disclosure Of Business Combinations [Line Items]
Date of acquisition					Apr. 05, 2017
Fair value of consideration					£ 12
Intangible assets					9
Goodwill					£ 1
Winnington Holding AB
Disclosure Of Business Combinations [Line Items]
Date of acquisition						Jan. 04, 2017
Fair value of consideration						£ 31
Acquisition percentage						100.00%
Intangible assets						£ 28
Goodwill						£ 8
Ten Motives Limited
Disclosure Of Business Combinations [Line Items]
Date of acquisition							Apr. 20, 2016
Fair value of consideration							£ 56
Acquisition percentage							100.00%
Goodwill							£ 21
Intangible assets							£ 33
CHIC Group
Disclosure Of Business Combinations [Line Items]
Date of acquisition									Dec. 30, 2015
Consideration paid													1	13	6
Fair value of consideration									£ 82
Acquisition percentage									100.00%
Contingent consideration payable									£ 30
Blue Nile Cigarette Company Limited
Disclosure Of Business Combinations [Line Items]
Date of acquisition										Nov. 17, 2015
Consideration paid													£ 1	£ 5	£ 1
Fair value of consideration										£ 45
Acquisition percentage										100.00%
Contingent consideration payable										£ 8
TDR
Disclosure Of Business Combinations [Line Items]
Date of acquisition												Sep. 30, 2015
Consideration paid												£ 5
Fair value of consideration | €																				€ 550
IPRESS.d.o.o
Disclosure Of Business Combinations [Line Items]
Acquisition percentage														49.00%
Souza Cruz S.A.
Disclosure Of Business Combinations [Line Items]
Date of acquisition											Oct. 16, 2015
Acquisition percentage																24.70%
Ownership percentage after additional acquisition																99.10%
Consideration paid for additional interest acquired								£ 70								£ 1,660
BAT Chile Operaciones, SA
Disclosure Of Business Combinations [Line Items]
Acquisition percentage														0.01%		0.20%
Ownership percentage after additional acquisition																99.00%
Consideration paid for additional interest acquired																£ 1
Twisp Propriety Limited
Disclosure Of Business Combinations [Line Items]
Date of acquisition														Dec. 21, 2017
Acquisition percentage														100.00%